Note 5 - Revenue Recognition (June 2020 Note)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
5.
     Revenue Recognition

We generally recognize product revenue upon shipment or after meeting certain performance obligations. These products can include hardware, perpetual software licenses and data sets. Data set updates are the majority of our sales. We do not
currently offer software on a subscription basis. Warranty costs and sales returns have not
been material.

We recognize sales of our data sets in accordance with FASB ASC Topic
606
whereby revenue from contracts with
customers is
not
recognized until all
five
of the following have been met:

i)	identify the contract with a customer;
ii)	identify the performance obligations in the contract;
iii)	determine the transaction price;
iv)	allocate the transaction price to the separate performance obligations; and
v)	recognize revenue upon satisfaction of a performance obligation.

Data updates are typically done monthly and revenue will be matched accordingly. Product sales may
include maintenance and customer support allocated revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy using the relative selling price method. All of our product offering and service offering market values are readily determined based on current and prior stand-alone sales. We may
defer and recognize maintenance, updates and support revenue over the term of the contract period, which is generally one
year.

Service revenue, primarily including maintenance, training and installation are recognized upon delivery of the service and typically are unrelated to product sales. To date, training and installation revenue has not
been material. These revenues are included in net customer support and maintenance revenues in the statement of operations.

Our normal payment terms offered to customers, distributors and resellers are net
30
days domestically and net
45
days internationally. We do
not
offer payment terms that extend beyond
one
year and rarely do we extend payment terms beyond our normal terms. If certain customers do not
meet our credit standards, we do require payment in advance to limit our credit exposure.

Shipping and handling costs are billed to the customer and included in product revenue. Shipping and handling expenses are included in cost of product revenue. We have elected to account for shipping and handling costs as fulfillment costs after the customer obtains control of the goods.

Contract assets represent contract billings for sales per contracts with customers and are classified as current. Our contract assets include our accounts receivables. At
June 30, 2020,
the Company had contract assets balance of
$1,067,000.
At
December 31, 2019,
the Company had contract assets balance of
$1,566,000.

Contract liabilities consist of cash payments in advance of the Company satisfying performance obligations and recognizing revenue. The Company currently classifies deferred revenue as a contract liability. At
June 30, 2020,
the Company had contract liabilities balance of
$164,000.
At
December 31, 2019,
the Company had contract liabilities balance of
$516,000.

1
1
.
Contract Assets and Contract Liabilities

Contract assets represent contract billings for sales per contracts with customers and are classified as current. Our contract assets include our accounts receivables. For the year ended
December 31, 2019,
the Company had contract assets balance of
$1,566,000,
a decrease of
$401,000
from the prior year due to cash receipts exceeding new contract assets. For the year ended
December 31, 2018,
the Company had contract assets balance of
$1,967,000.

Contract liabilities consist of cash payments in advance of the Company satisfying performance obligations and recognizing revenue. The Company currently classifies deferred revenue as a contract liablility. For the year ended
December 31, 2019,
the Company had contract liabilities balance of
$516,000.
For the year ended
December 31, 2018,
the Company had contract liabilities balance of
$1,004,000.